26. POST-EMPLOYMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
POST-EMPLOYMENT OBLIGATIONS

26. POST-EMPLOYMENT OBLIGATIONS

Forluz Pension plan (a Supplementary retirement pension plan)

Company and its subsidiaries are sponsors of Forluz – Forluminas Social Security Foundation, a non-profit legal entity whose object is to provide its associates and participants and their dependents with a finance income to complement retirement and pension, in accordance with the pension plan that they are subscribed in.

Forluz provides the following supplementary pension benefit plans available to its participants:

Mixed Benefit Plan (‘Plan B’):  This plan operates as a defined-contribution plan in the fund accumulation phase for retirement benefits for normal time of service, and as a defined-benefit plan for disability or death of participants still in active employment, and for receipt of benefits for time of contribution. The Sponsors match the basic monthly contributions of the participants. This is the only plan open for joining by new participants. The actuarial risks related to Plan B occur only as from the option for the lifetime benefit at the moment of the participant’s retirement. In this specific case the responsibility for the risk of insufficiency of reserves for coverage of the benefits (deficits) is in parity between sponsors and participants.

Funded Benefit Plan (‘Plan A’):  This plan includes all currently employed and assisted participants who opted to migrate from the Company’s previously sponsored defined benefit plan, and are entitled to a benefit proportional to those balances. For participants who are still working, this benefit has been deferred to the retirement date. The benefit balances of Plan A have the characteristic of lifetime payment, and the responsibility for the risk of insufficiency of reserves to cover the benefits (deficits) is exclusively of the sponsor.

Company and its subsidiaries also maintain, independently of the plans made available by Forluz, payments of part of the life insurance premium for the retirees, and contribute to a health plan and a dental plan for the active employees, retired employees and dependents, administered by Cemig Saúde.

Actuarial obligations and recognition in the financial statements

On this Note the Company discloses its obligations and expenses incurred for purposes of the Retirement Plan, Health Plan, Dental Plan and the Life Insurance Plan in accordance with the terms of IAS 19 - Employee Benefits, and the independent actuarial opinion issued as of December 31, 2019.

Debt with the pension fund (Forluz)

The Company has recognized an obligation for past actuarial deficits relating to the pension fund in the amount of R$566 on December 31, 2019 (R$652 on December 31, 2018). This amount has been recognized as an obligation payable by Cemig and its subsidiaries, and will be amortized until June of 2024, through monthly installments calculated by the system of constant installments (known as the ‘Price’ table), and adjusted by the IPCA (Expanded National Customer Price) inflation index (published by the Brazilian Geography and Statistics Institute – IBGE) plus 6% per year. The Company is required to pay this debt even if Forluz has a surplus, thus, the Company maintain recorded the debt in full, and record the effects of monetary updating and interest in finance income (expenses) in the statement of income.

Agreement to cover the deficit on Forluz Pension Plan ‘A’

Forluz and the company have signed a Debt Assumption Instrument to cover the deficit of Plan A for the years of 2015 2016 and 2017. On December 31, 2019 the total amount payable by Cemig and its subsidiaries as a result of the Plan deficit is R$550 (R$378 on December 31, 2018, referring to the Plan A deficits of 2015 and 2016). The contracts were entered into in May 2017, March 2018 and April 2019, for the deficits, respectively, of 2015, 2016 and 2017.  The monthly amortizations, calculated by the constant installments system (Price Table), will be paid up to 2031 for the 2015 and 2016 deficits, and up to 2033 for the 2017 deficit.

Remuneratory interest applicable to the outstanding balance is 6% p.a., plus the effect of the IPCA. If the plan reaches actuarial surplus before the full period of amortization of the debt, also Company will not be required to pay the remaining installments and the contract will be extinguished.

Actuarial information

2019	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Present value of obligations	13,285	3,102	61	574	17,022
Fair value of plan assets	(10,366)	–	–	–	(10,366)
Initial net liabilities	2,919	3,102	61	574	6,656
Adjustment to asset ceiling	53	–	–	–	53
Net liabilities in the statement of financial position	2,972	3,102	61	574	6,709

2018	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Present value of obligations	11,073	2,344	48	427	13,892
Fair value of plan assets	(9,062)	–	–	–	(9,062)
Initial net liabilities	2,011	2,344	48	427	4,830
Adjustment to asset ceiling	159	–	–	–	159
Net liabilities in the statement of financial position	2,170	2,344	48	427	4,989

The asset ceiling is the present value of any economic benefits available in the form of restitutions coming from the plan or reductions in future contributions to the plan.

The present value of the liabilities of the pension plan is adjusted to the asset ceiling, which corresponds to the surplus result of Plan B, which has a specific destination allocation under the regulations of the National Private Pension Plans Council (CNPC).

The changes in the present value of the defined benefit obligation are as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Defined-benefit obligation at December 31, 2016	9,743	1,711	38	814	12,306
Cost of current service	5	11	–	3	19
Interest on actuarial obligation	980	178	3	85	1,246
Actuarial losses (gains):
Due to changes in demographic assumptions	191	–	–	–	191
Due to changes in financial assumptions	414	66	2	55	537
Due to adjustments based on experience	53	(44)	(2)	(60)	(53)
	658	22	–	(5)	675
Plan amendment – Past service	–	–	–	(619)	(619)
Benefits paid	(841)	(113)	(2)	(8)	(964)
Defined-benefit obligation at December 31, 2017	10,545	1,809	39	270	12,663
Cost of current service	3	10	–	2	15
Interest on actuarial obligation	959	173	4	25	1,161
Actuarial losses (gains):
Due to changes in demographic assumptions
Due to changes in financial assumptions	467	402	8	26	903
Due to adjustments based on experience	(20)	68	–	113	161
	447	470	8	139	1,064
Benefits paid	(881)	(118)	(3)	(9)	(1,011)
Defined-benefit obligation at December 31, 2018	11,073	2,344	48	427	13,892
Cost of current service	1	14	–	3	18
Interest on actuarial obligation	963	208	4	38	1,213
Actuarial losses (gains):
Due to changes in demographic assumptions	6	–	–	–	6
Due to changes in financial assumptions	2,058	576	11	130	2,775
Due to adjustments based on experience	83	91	–	(14)	160
	2,147	667	11	116	2,941
Benefits paid	(899)	(131)	(2)	(10)	(1,042)
Defined-benefit obligation at December 31, 2019	13,285	3,102	61	574	17,022

On 2017, the Company changed its life insurance policy, resulting in reduction of the retirees’ capital insured by 20% at each 5-year interval, from aged 60, down to a minimum of 20%. These changes resulted in a reduction of R$ 619 in the post-employment obligations reported on December 31, 2017, with counterpart in the Statement of income in 2017.

Changes in the fair values of the plan assets are as follows:

Pension plans and retirement supplement plans
Fair value of plan assets at December 31, 2016	8,128
Return on investments	1,100
Contributions from employer	159
Benefits paid	(841)
Fair value of plan assets at December 31, 2017	8,546
Return on investments	1,220
Contributions from employer	178
Benefits paid	(881)
Fair value of the plan assets at December 31, 2018	9,063
Return on investments	2,003
Contributions from employer	199
Benefits paid	(899)
Fair value of the plan assets at December 31, 2019	10,366

The amounts recognized in 2019, 2018 and 2017 statement of income are as follows:

2019	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	1	14	–	2	17
Interest on the actuarial obligation	963	208	5	38	1,214
Expected return on the assets of the Plan	(767)	–	–	–	(767)
Expense (recovery of expense) in 2019 according to actuarial calculation	197	222	5	40	464

2018	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	4	10	0	1	15
Interest on the actuarial obligation	959	172	4	26	1,161
Expected return on the assets of the Plan	(771)	–	–	–	(771)
Expense (recovery of expense) in 2018 according to actuarial calculation	192	182	4	27	405

2017	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	5	11	–	3	19
Interest on the actuarial obligation	980	178	3	85	1,246
Expected return on the assets of the Plan	(810)	–	–	–	(810)
Past service cost	–	–	–	(619)	(619)
Expense (recovery of expense) in 2017 according to actuarial calculation	175	189	3	(531)	(164)

Changes in net liabilities were as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Net liabilities at December 31, 2016	1,679	1,711	38	814	4,242
Expense recognized in Statement of income	175	189	3	88	455
Contributions paid	(160)	(113)	(2)	(7)	(282)
Plan amendment – Past service	–	–	–	(619)	(619)
Actuarial losses (gains)	374	22	(1)	(5)	390
Net liabilities at December 31, 2017	2,068	1,809	38	271	4,186
Expense recognized in Statement of income	193	183	4	25	405
Contributions paid	(178)	(118)	(2)	(9)	(307)
Actuarial losses	87	470	8	140	705
Net liabilities at December 31, 2018	2,170	2,344	48	427	4,989
Expense recognized in Statement of income	197	222	5	40	464
Contributions paid	(200)	(131)	(2)	(10)	(343)
Actuarial losses	805	667	10	117	1,599
Net liabilities at December 31, 2019	2,972	3,102	61	574	6,709

				2019	2018
Current liabilities				288	253
Non-current liabilities				6,421	4,736

Amounts recorded as current liabilities refer to contributions to be made by Cemig and its subsidiaries in the next 12 months for the amortization of the actuarial liabilities.

The amounts reported as ‘Expense recognized in the Statement of income’ refer to the costs of post-employment obligations, totaling R$408 in 2019 (R$ 337 in 2018 and R$ 391 in 2017), plus the finance expenses and monetary updating on the debt with Forluz, in the amounts of R$56 in 2019 (R$ 68 in 2018 and R$65 in 2017).

The independent actuary’s estimation for the expense to be recognized for 2020 is as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	1	21	1	3	26
Interest on the actuarial obligation	887	215	4	41	1,147
Expected return on the assets of the Plan	(682)	–	–	–	(682)
Estimated total expense in 2020 as per actuarial report	206	236	5	44	491

The expectation for payment of benefits for 2020 is as follows:

	Pension plans and retirement supplement plans – Forluz	Health plan	Dental plan	Life insurance	Total
Estimated payment of benefits	898	141	3	17	1,059

The Company have expectation of making contributions to the pension plan in 2020 of R$286 for amortization of the deficit of Plan A, and R$79 for the Defined Contribution Plan (recorded directly in the Statement of income  for the year).

The average maturity periods of the obligations of the benefit plans, in years, are as follows:

Pension plans and retirement supplement plans
Plan A	Plan B	Health plan	Dental plan	Life insurance
9.54	11.55	12.82	13.17	16.93

The main categories plan’s assets, as a percentage of total plan’s assets are as follows:

	2019	2018
Shares	9.51%	7.11%
Fixed income securities	72.28%	71.92%
Real estate property	3.79%	4.69%
Others	14.42%	16.28%
Total	100.00%	100.00%

The following assets of the pension plan, measured at fair value, are related to the Company:

	2019	2018
Non-convertible debentures issued by the Company	398	380
Shares issued by the Company	24	35
Real estate properties of the Foundation, occupied by the Company	503	662
	925	1,077

This table provides the main actuarial assumptions:

	2019
	Pension plans and retirement supplement plans	Health plan and Dental plan	Life insurance
Annual discount rate for present value of the actuarial obligation	6.87%	7.09%	7.19%
Annual expected return on plan assets	6.87%	Not applicable	Not applicable
Long-term annual inflation rate	3.61%	3.61%	3.61%
Estimated future annual salary increases	3.61%	Not applicable	4.85%
General mortality table	AT-2000 M S10% D10%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table	Not applicable	Álvaro Vindas D30%	Álvaro Vindas D30%
Disabled mortality table	AT-49 M	MI-85 F	MI-85 F
Real growth of contributions above inflation	–	1%	–

	2018
	Pension plans and retirement supplement plans	Health plan and Dental plan	Life insurance
Annual discount rate for present value of the actuarial obligation	9.02%	9.60%	9.57%
Annual expected return on plan assets	9.02%	Not applicable	Not applicable
Long-term annual inflation rate	4.01%	4.00%	4.00%
Estimated future annual salary increases	4.01%	Not applicable	6.08%
General mortality table	AT-2000 M S10% D10%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table	Not applicable	Álvaro Vindas D30%	Álvaro Vindas D30%
Disabled mortality table	AT 49 M	Winklevoss D30%	Winklevoss D30%
Real growth of contributions above inflation (1)	–	1%	–

(1)	Starting in 2018, Company adopted the assumption of real growth of the contributions above inflation at the rate of 1% p.a.

	2017
	Pension plans and retirement supplement plans	Health and Dental plans	Life insurance
Annual discount rate for present value of the actuarial obligation	9.48%	9.60%	9.57%
Annual expected return on plan assets	9.48%	9.60%	9.57%
Long-term annual inflation rate	4.00%	4.00%	4.00%
Estimated future annual salary increases	4.00%	Not applicable	6.08%
General mortality table	AT-2000 M S10% D10%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table	Not applicable	Álvaro Vindas D30%	Álvaro Vindas D30%
Disabled mortality table	AT 49 M	Winklevoss D30%	Winklevoss D30%

Below is a sensitivity analysis of the effects of changes in the main actuarial assumptions used to determine the defined-benefit obligation at December 31, 2019:

Effects on the defined-benefit obligation	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Reduction of one year in the mortality table	335	84	1	(15)	405
Increase of one year in the mortality table	(336)	(61)	(1)	16	(382)
Reduction of 1% in the discount rate	1,583	496	10	122	2,211

In the presentation of the sensitivity analysis, the present value of the defined-benefit obligation was calculated using the Unit Projected Credit method, the same method used to calculate the defined-benefit obligation recognized in the Statement of financial position.

The Company has not made changes in the methods used to calculate its post-employment obligations for the years ended December 31, 2019 and 2018.